ACQUISITION OF OPIANT - Narrative (Details) - Opiant		12 Months Ended
	Mar. 03, 2023 USD ($) qtr $ / shares	Dec. 31, 2023 USD ($)
Disclosure Of Asset Acquisition [Line Items]
Percent of shares acquired	100.00%
Upfront payment	$ 146,000,000
Intangible assets acquired	$ 126,000,000
Contingent Value Rights (in dollars per share) | $ / shares	$ 8.00
Thresholds achieved, consecutive quarters | qtr	4
Thresholds achieved, period	7 years
Liabilities assumed		$ 0
Deferred tax assets	$ 9,000,000
Payments for asset acquisition, net	124,000,000
Transaction costs	10,000,000
Acceleration of share based compensation	2,000,000
Liabilities assumed	10,000,000
Acquisition-related costs		$ 16,000,000
Top of range
Disclosure Of Asset Acquisition [Line Items]
Contingent consideration for asset acquisition	68,000,000
Bottom of range
Disclosure Of Asset Acquisition [Line Items]
Contingent consideration for asset acquisition	$ 0
CVR, Net Revenue, Threshold One
Disclosure Of Asset Acquisition [Line Items]
Contingent Value Rights, threshold payments (in dollars per share) | $ / shares	$ 2.00
Contingent Value Rights, net revenue threshold	$ 225,000,000
CVR, Net Revenue, Threshold Two
Disclosure Of Asset Acquisition [Line Items]
Contingent Value Rights, threshold payments (in dollars per share) | $ / shares	$ 2.00
Contingent Value Rights, net revenue threshold	$ 300,000,000
CVR, Net Revenue, Threshold Three
Disclosure Of Asset Acquisition [Line Items]
Contingent Value Rights, threshold payments (in dollars per share) | $ / shares	$ 2.00
Contingent Value Rights, net revenue threshold	$ 325,000,000
CVR, Net Revenue, Threshold Four
Disclosure Of Asset Acquisition [Line Items]
Contingent Value Rights, threshold payments (in dollars per share) | $ / shares	$ 2.00
Contingent Value Rights, net revenue threshold	$ 250,000,000